Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in other provisions
Beginning balance	€ 2,179	€ 2,577
Transfer of liabilities held for sale		(652)
Disposal of subsidiaries	17
Exchange movements	(38)	(50)
Amounts capitalised in the year	59	157
Amounts charged to the income statement	465	791
Utilised in the year - payments	(414)	(467)
Amounts released to the income statement	(278)	(217)
Other		40
Ending balance	1,956	2,179
Asset retirement obligations
Reconciliation of changes in other provisions
Beginning balance	606	571
Transfer of liabilities held for sale		(10)
Disposal of subsidiaries	14
Exchange movements	(13)	(17)
Amounts capitalised in the year	59	157
Utilised in the year - payments	(33)	(51)
Amounts released to the income statement	(22)	(44)
Ending balance	583	606
Legal and regulatory
Reconciliation of changes in other provisions
Beginning balance	634	1,215
Transfer of liabilities held for sale		(642)
Disposal of subsidiaries	3
Exchange movements	(21)	(32)
Amounts charged to the income statement	140	148
Utilised in the year - payments	(57)	(40)
Amounts released to the income statement	(171)	(56)
Other		41
Ending balance	522	634
Other
Reconciliation of changes in other provisions
Beginning balance	939	791
Exchange movements	(4)	(1)
Amounts charged to the income statement	325	643
Utilised in the year - payments	(324)	(376)
Amounts released to the income statement	(85)	(117)
Other		(1)
Ending balance	€ 851	€ 939